Submission	Jul. 27, 2026
Submission [Line Items]
Central Index Key	0001901037
Registrant Name	Stellus Private Credit BDC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES